Note 4 - Vessels, Net	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

4. Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2022	201,187,677	(25,076,191)	176,111,486
Depreciation for the period	-	(7,827,654)	(7,827,654)
Delivery of M/V “Emmanuel P”	33,270,105	-	33,270,105
Delivery of M/V “Rena P”	31,036,029	-	31,036,029
Capitalized expenses	1,012,580	-	1,012,580
Balance, June 30, 2022	266,506,391	(32,903,845)	233,602,546

Capitalized expenses for the six-month period ended  June 30, 2022 mainly refer to installation of Water Ballast Treatment (“WBT”) system on four of the Company’s vessels. All these installations qualified as vessel improvements and were therefore capitalized.

On  May 3, 2022, Emmanuel Shipping Ltd., signed a memorandum of agreement to purchase M/V “Seaspan Melbourne” a 50,796 DWT / 4,250 TEU, 2005-built intermediate container carrier and its attached time charter, for a purchase price of $17,500,000, from which $33,259,241 was allocated to the vessel plus costs to make the vessel available for use of $108,594, resulting in a total amount of $33,367,835 presented within “Vessels, net” in the unaudited condensed consolidated balance sheet. In addition, an amount of $15,759,241 was allocated to the in-place attached time charter on the date of the transfer and was recorded as liability within “Fair value of below market time charters acquired” in the unaudited condensed consolidated balance sheet (see Note 5). The vessel was delivered to the Company on  May 24, 2022 and was renamed to “Emmanuel P.”.

On  April 26, 2022, as amended on June 14, 2022, Rena Shipping Ltd., signed a memorandum of agreement to purchase M/V “Seaspan Manila” a 50,796 DWT / 4,250 TEU, 2007-built intermediate container carrier and its attached time charter, for a purchase price of $17,500,000, from which $30,040,206 was allocated to the vessel plus costs to make the vessel available for use of $995,823, resulting in a total amount of $31,036,029 presented within “Vessels, net” in the unaudited condensed consolidated balance sheet. In addition, an amount of $12,540,206 was allocated to the in-place attached time charter on the date of the transfer and was recorded as liability within “Fair value of below market time charters acquired” in the unaudited condensed consolidated balance sheet (see Note 5). The vessel was delivered to the Company on  June 27, 2022 and was renamed to “Rena P.”.

As of  June 30, 2022 fourteen vessels with a net book value of 158,369,761 are used as collateral under the Company’s loan agreements (see Note 8), while four of the Company’s vessels, M/V “Akinada Bridge”, M/V “Joanna”, M/V “Emmanuel P” and M/V “Rena P” are unencumbered.